Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
(21) Related Party Transactions

Name of party	Relationship

Hongkong Ruishang International Trade Co.,Ltd. (the “Hongkong Ruishang”)	Shareholder of the Company (52.9%)

Shandong Fuhua Investment Company Limited. (“Shandong Fuhua”)	Shareholder of the Company (12.54%)

Hongkong Ruishang International Trade Co.,Ltd. (the “Hongkong Ruishang”)	Subsidiary of Shandong SNTON Group Co.,Ltd.(“SNTON Group”)

Shandong SNTON Optical Materials Technology Co.,Ltd.( SNTON Optical)	Subsidiary of Shandong SNTON Group Co.,Ltd.(“SNTON Group”)

In April 2014, the Company borrowed RMB105,000 from Shandong SNTON Optical Materials Technology Co., Ltd. (the “Shandong SNTON”) to pay off certain short-term loans due to Bank of Communications Co., Ltd. The interest shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People’s Bank of China which was exactly the same interest rate calculation method when we paid off the loans to Bank of Communications. The interest must be paid quarterly and settled in full at the end of the year. As for December 31, 2014, the principal of this loan from related parties was RMB105,000 and the interest was RMB5,477. As of December 31, 2014, no payment on the principal and interest has been made.

In May 2014, the Company borrowed RMB15,000 from Shandong SNTON Group Co., Ltd. (the “SNTON Group”) solely for the purpose of purchasing raw materials. The interest shall be calculated at the benchmark rate, plus an additional 20% of the said benchmark rate, for the loan of the same term announced by the People’s Bank of China which was exactly the same interest rate calculation method when we paid off the loans to Bank of Communications. The interest shall be paid quarterly and settled in full at the end of the year. The Company has agreed to return the borrowing prior to December 31, 2014. As for December 31, 2014, the principal of this loan from related parties was RMB15,000 and the interest was RMB669. As of December 31, 2014, no payment on the principal and interest has been made.

In November 2014 and December 2014, we purchased 760 Metric Tons of raw materials for a total amount of RMB 4,657. The purchase prices were calculated according to the prices of Sinopec Yizheng Chemical Fibre Company Limited for the same month.

In December 2014, we purchased 58.4 Metric Tons of final products of BOPET for a total amount of RMB  489. The purchase price was based on market price.

During the years ended 2014, 2013 and 2012, we paid approximately RMB144 (USD$23), RMB164 and RMB153, respectively, to Fuhua Industrial Material Management Co., Ltd. as rental payments in connection with living quarters for our staff.
As of December 31, 2014, the balance due from Joyinn Hotel Investment & Management Co., Ltd. Was RMB16, 760 (US$2,701), net of impairment of RMB4, 240 (US$ 683). The background of the long term deposit is disclosed in Note 10.

Obligations under sale-leaseback transaction amounting to RMB8,562 (US$1,380) were guaranteed by Weifang State-Owned Assets Operation Administration Company, Beijing Shiweitong Technology Development Co., Ltd., Fuwei Films (Holdings) Co., Ltd., and Fuwei Films (BVI) Co., Ltd., respectively. In August 2014, Shandong SNTON Group Co., Ltd. accepted the responsibility of guarantee for the Group's obligation from Beijing Shiweitong Technology Development Co., Ltd.